Post-Employment and Other Non-current Employee Benefits - Summary of Assumptions, Amounts of Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2020 MXN ($)
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
2021	$ 305
2022	173
2023	226
2024	247
2025	289
2026 to 2030	1,854
Seniority Premiums
Disclosure of defined benefit plans [line items]
2021	66
2022	59
2023	61
2024	63
2025	67
2026 to 2030	$ 176